Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%		3.68%	1.87%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%		3.80%	2.20%
Leader Capital High Quality Income Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%		5.43%	2.83%
Leader Capital High Quality Income Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		6.09%	3.33%
Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	15.05%
Without Sales Load [Member] | Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%	14.69%
Leader Capital Short Term High Yield Bond Fund Investor Class ICE BofA 1-3 Year US Corporate & Government Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%		1.51%	1.49%
Leader Capital Short Term High Yield Bond Fund Institutional Class ICE BofA 1-3 Year US Corporate & Government Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%		1.51%	1.49%
Leader Capital High Quality Income Fund Investor Class Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%		0.19%	1.61%
Leader Capital High Quality Income Fund Institutional Class Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%		0.19%	1.61%
Leader Capital High Quality Income Fund Class A Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	4.20%